NEW PROVIDENCE INVESTMENT TRUST
                           105 North Washington Street
                               Post Office Box 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (252) 972-9922

                                November 12, 1999


VIA EDGAR
=========

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: New Providence Investment Trust (the "Trust"); (File Nos. 333-31359 and 811-08295) on behalf of the Class B Shares and Class C Shares of the Wisdom Fund (the "Fund"), a series of the Trust
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Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Class B Shares and the Class C Shares of the Fund and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A, which was filed electronically on September 9, 1999.

Please call the undersigned at (252) 972-9922, extension 212, if you have any questions.


Yours truly,


/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, New Providence Investment Trust



CC:      Patsy Mengiste
         Asst. Branch Chief for Disclosure
         Division of Investment Management
         U.S. Securities and Exchange Commission
         450 Fifth Street, N.W.
         Mail Stop S-5
         Washington, DC  20549
         (202) 942-0632